Shareholder's Equity (Deficit) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 20, 2024	Dec. 31, 2024	Dec. 31, 2025	Aug. 25, 2025
Stockholders' Equity (Deficit) [Line Items]
Preference shares authorized		5,000,000	5,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares issued		0	0
Preference shares outstanding		0	0
Share issued (in Dollars)		$ 25,000
Voting percentage			50.00%
Affirmative vote			90.00%
Trading days			10 days
Exceeds price per share			$ 0.01
Prior written notice of redemption			30 days
Number of trading days for determining the newly issued share price			20 days
Commencing of trading day period.			30 days
Effective business days			60 days
Gross proceeds percentage			60.00%
Common stock threshold trading days			20 days
Percentage of warrant exercise price adjusted to price received in new issuance (in Dollars per share)			$ 115
Warrant [Member]
Stockholders' Equity (Deficit) [Line Items]
Warrants outstanding			16,000,000
Effective business days			30 days
Public Warrants [Member]
Stockholders' Equity (Deficit) [Line Items]
Warrants outstanding			11,500,000
Private Placement Warrants [Member]
Stockholders' Equity (Deficit) [Line Items]
Warrants outstanding			4,500,000
Price per warrant			$ 1
Business Combination [Member]
Stockholders' Equity (Deficit) [Line Items]
Voting percentage			50.00%
Price per warrant			$ 18
Business Combination [Member] | Warrant [Member]
Stockholders' Equity (Deficit) [Line Items]
Price per warrant			$ 9.2
Sponsor [Member]
Stockholders' Equity (Deficit) [Line Items]
Share issued (in Dollars)	$ 25,000
Common Class A [Member]
Stockholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued		0	0
Ordinary shares outstanding		0	0
Ordinary shares subject to possible redemption		0	23,000,000
Price per warrant			$ 11.5
Newly adjusted issue price per share			$ 18
Effective business days			30 days
Percentage of warrant exercise price adjusted to price received in new issuance (in Dollars per share)			$ 180
Common Class A [Member] | Warrant [Member]
Stockholders' Equity (Deficit) [Line Items]
Price per warrant			$ 11.5
Effective business days			20 days
Common Class A [Member] | Private Placement Warrants [Member]
Stockholders' Equity (Deficit) [Line Items]
Price per warrant			$ 11.5
Common Class A [Member] | Business Combination [Member]
Stockholders' Equity (Deficit) [Line Items]
Price per warrant			$ 9.2
Common Class B [Member]
Stockholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued		5,750,000		5,750,000
Ordinary shares outstanding		5,750,000	5,750,000
Voting rights			one
Common Class B [Member] | Sponsor [Member]
Stockholders' Equity (Deficit) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares issued		5,750,000	5,750,000
Ordinary shares outstanding		5,750,000	5,750,000
Shares issued	5,750,000
Share issued (in Dollars)	$ 25,000
Price per share (in Dollars per share)	$ 0.004